Share-Based Payments	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Share-Based Payments	Share-Based Payments
During the years ended December 31, 2023, 2022, and 2021, our share-based payment arrangements led to the following expenses:

		Years ended December 31,
(in millions €)	Note	2023	2022	2021
Expense arising from equity-settled share-based payment arrangements		44.1	46.5	61.0
Employee Stock Ownership Plan	16.5	—	13.8	20.2
Chief Executive Officer Grant	16.4	1.2	3.1	5.9
Management Board Grant(1)	16.3	3.2	4.3	2.4
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America	16.1	36.3	25.3	32.5
InstaDeep Employee Incentive Plan(2)		3.4	—	—
Expense / (Income) arising from cash-settled share-based payment arrangements		7.3	61.5	32.7
Employee Stock Ownership Plan	16.5	(0.9)	53.4	6.3
Management Board Grant(1)	16.2, 16.3	(2.4)	—	3.6
BioNTech Restricted Stock Unit Plan for North America Employees	16.1	10.6	8.1	22.8
Total		51.4	108.0	93.7
Cost of sales		6.5	3.0	7.0
Research and development expenses		33.4	84.6	60.5
Sales and marketing expenses		1.0	0.8	0.5
General and administrative expenses		10.5	19.6	25.7
Total		51.4	108.0	93.7
(1)    In May 2021 and 2022, phantom options were granted under the Management Board Grant for the years 2021 and 2022 which led to a modification from an equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current other liabilities, respectively. Expenses incurred before and after the modification dates have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board (see Note 21.2).
(2)    As part of the acquisition of InstaDeep (see Note 5), it was agreed to issue long-term equity awards with a total target incentive value of £15.0 million, each for options and RSUs. The allocation shall be made in a manner consistent with BioNTech's existing share-based payment arrangements. The arrangement was communicated to the employees as part of the acquisition but relates to future services. Following the rules of IFRS 2, starting with the service commencement date during the year ended December 31, 2023 and in advance of the grant date, expenses were recorded based on the estimated grant date fair values and numbers of equity instruments.
During the years ended December 31, 2023, 2022 and 2021, our share-based payment arrangements led to a cash outflow of €766.2 million, €51.8 million and €13.4 million, respectively. We expect to settle the equity-settled share-based payment arrangements of our 2020 Management Board Grant (see Note 16.3), the Chief Executive Officer Grant (see Note 16.4) and the Employee Stock Ownership Plan (see Note 16.5) on a net basis by delivering to the participant a number of ADSs equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. This reduces the dilutive impact of the respective rights compared to an all-equity settlement. If all of the equity-settled rights outstanding as of December 31, 2023, were to be exercised accordingly, the cash outflow to the tax authority in 2024 would amount to approximately €213.0 million (based on the share price as of December 31, 2023).
16.1    BioNTech Employee Equity Plan
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America (Equity-Settled)
Description of Share-Based Payments
In December 2020, we approved the BioNTech 2020 Employee Equity Plan for employees based outside North America, or the European Plan. Under the European Plan, Restricted Stock Units, or RSUs, are offered to our employees.
Award agreements were entered as of the respective grant dates in February 2021 (LTI 2020 and LTI-plus program), January 2022 (LTI 2021 program) and December 2022 (LTI 2022 program). RSUs issued under the LTI 2020, LTI 2021 and LTI 2022 programs vest annually in equal installments over respective waiting periods of four years, commencing in December 2020, December 2021 and December 2022, respectively. RSUs issued under the LTI-plus program vested annually in equal installments over the waiting period of two years, which elapsed in December 2022. Hence, during the year ended December 31, 2022, the LTI-plus awards were settled by transferring shares previously held in treasury, see Note 15. All programs were classified as equity-settled as we have the ability to determine the method of settlement.
Measurement of Fair Values
The fair values of the awards issued under the European Plan were based upon the price of our ADSs representing ordinary shares at the grant date.
Reconciliation of Outstanding Share-Options

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program
As of January 1, 2022	372,011	242,416	110,036	—
Forfeited / Modified	(7,932)	(7,111)	(5,428)	—
Granted / Allocated	—	—	—	396,110
Settled(1)	(364,079)	—	—	—
As of December 31, 2022	—	235,305	104,608	396,110
As of January 1, 2023	—	235,305	104,608	396,110
Forfeited / Modified	—	(4,400)	(3,497)	(16,141)
As of December 31, 2023	—	230,905	101,111	379,969
thereof vested	—	175,523	51,905	96,466
thereof unvested	—	55,382	49,206	283,503
(1)    The closing price of an American Depositary Share of BioNTech on Nasdaq on December 15, 2022, the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same day was €171.40.
Inputs Used in Measurement of the Fair Values at Grant Dates

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program
Weighted average fair value	87.60	92.21	203.22	165.03
Waiting period (in years)	2.0	4.0	4.0	4.0
BioNTech 2020 Restricted Stock Unit Plan for North America Employees (Cash-Settled)
Description of Share-Based Payments
In December 2020, we approved the BioNTech 2020 Restricted Stock Unit Plan for North America Employees, or the North American Plan. Under the North American Plan, RSUs are offered to our employees. These RSUs vest over four years, with 25% vesting one year after the service commencement date and the remainder vesting in equal quarterly installments thereafter. The first awards under the North American Plan were granted in February 2021. The service date for these awards is the date as of which the employee became employed by BioNTech US. During the years ended December 31, 2023, and 2022, further awards were granted under the North American Plan, which included awards granted to new-hire employees and ongoing, recurring awards to existing employees on the approximate anniversary of each employee’s start date of employment with BioNTech US. As these RSUs are intended to be cash-settled upon vesting, the awards were defined as a cash-settled share-based payment arrangement. During the years ended December 31, 2023, 2022 and 2021, the exercise of RSUs resulted in a cash outflow of €10.0 million, €9.4 million and €10.1 million, respectively.
As of December 31, 2023, the liability related to these awards amounted to €14.4 million (€13.4 million as of December 31, 2022).
16.2    Management Board Grant – Short-Term Incentive (Cash-Settled)
Management Board’s service agreements also include a short-term incentive compensation component, which is an annual performance-related bonus for the years of their respective service periods.
50% of those yearly awards are paid out one year after the achievement of the performance targets for the respective bonus year has been determined, subject to an adjustment relative to the performance of the price of the American Depositary Shares representing our ordinary shares during that year (second installment). The second installments represent cash-settled share-based payment arrangements. The fair values of the liabilities are recognized over the awards’ vesting periods beginning when entering or renewing service agreements, i.e., the service commencement date, until each separate determination date and are remeasured until the settlement date. As of December 31, 2023, the liability related to these awards amounted to €2.1 million (€2.3 million as of December 31, 2022).
16.3    Management Board Grant Long-Term Incentive (Partly Equity-Settled, Partly Cash-Settled)
Description of Share-Based Payments
Our Management Board’s service agreements provide for long-term incentive compensation (Management Board Grant - LTI) through an annual grant of options to acquire BioNTech shares during their respective service periods. The options granted each year are subject to the terms and conditions of the respective authorizations of the Annual General Meeting creating our Employee Stock Ownership Plan (ESOP) and the applicable option agreements thereunder.
The options vest annually in equal installments over four years commencing on the first anniversary of the allocation date and are exercisable four years after the allocation date. The vested options can only be exercised if each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the target price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the ordinary shares outstanding immediately following the initial public offering (other than ordinary shares owned by BioNTech), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. Following the expiry of the waiting period, option rights may be exercised during the exercise windows as set out in the ESOP agreement. The option rights can be exercised up to ten years after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.
The right to receive options generally represents an equity-settled share-based payment arrangement. The allocation of the number of issued options in 2020 occurred in February 2020. In May 2021 and May 2022, the Management Board received phantom options equivalent to the number of options the Management Board members would have been entitled to receive for 2021 and 2022, which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current other liabilities as of the respective allocation dates. During 2023, options were granted in May 2023.
Measurement of Fair Values
A Monte-Carlo simulation model has been used to measure the fair values at the (estimated) allocation dates of the Management Board Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above. The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)
Weighted average fair value	€10.83	€29.05	€27.64	€38.88
Weighted average share price	€28.20	€168.44	€179.46	€147.84
Exercise price(2)	€28.32	€167.63	€169.08	€137.65
Expected volatility	36.6%	49.7%	49.7%	49.7%
Expected life (years)	4.8	4.6	4.6	5.8
Risk-free interest rate	1.6%	3.9%	3.9%	3.9%
(1)    Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)    The share options allocated as of February 2020 and May 2023 as well as the phantom share options allocated as of May 2021 and 2022 are subject to an effective exercise price cap.

	Allocation date May 2023	Estimated allocation date 2024	Estimated allocation date 2025	Estimated allocation date 2026
Weighted average fair value(1)	€46.29	€43.67	€39.97	€32.86
Weighted average share price(1)	€98.93	€95.51	€95.51	€95.51
Exercise price(1)	€105.42	€96.82	€99.74	€105.13
Expected volatility	47.2%	47.7%	43.0%	36.8%
Expected life (years)(1)	5.8	5.8	5.8	5.8
Risk-free interest rate	3.7%	3.9%	3.9%	3.9%
(1)    Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model.
For the awards with estimated allocation dates, the exercise prices of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the exercise price has ultimately been determined.
All options are subject to an effective exercise price cap, which means that the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. With respect to the LTI 2020 agreement, the maximum economic benefit receivable in respect of any exercised option is capped at $246.24, with the effective exercise price being capped at a Euro amount equivalent to $30.78. With respect to the phantom share options issued under the LTI 2021 and 2022 as well as the options issued under the LTI 2023 programs, the maximum compensation that the Management Board members are entitled to receive under such programs, together with other compensation components received by each such board member in the respective grant year, shall not exceed €20.0 million for Ugur Sahin as Chief Executive Officer (CEO) and €10.0 million for all other Management Board members.
Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected option term. The expected term was based on general option holder behavior for employee options.
Reconciliation of Outstanding Share-Options
The (phantom) share options allocated and expected to be allocated to our Management Board as of December 31, 2023, are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021(1)	Allocation date May 17, 2021(1)	Allocation date May 2022(1)
(Phantom) share options outstanding	248,096	45,279	6,463	86,118
thereof allocated and vested but subject to performance and waiting requirements	186,072	22,640	3,232	21,531
thereof allocated and unvested	62,024	22,639	3,231	64,587
Weighted average exercise price (€)	28.32	167.63	169.08	137.65
(1)    Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

	Allocation date May 2023(1)	Estimated allocation date 2024(1)	Estimated allocation date 2025(1)	Estimated allocation date 2026(1)
Share options outstanding / expected to be allocated	130,586	164,148	118,312	93,561
thereof allocated and unvested	130,586	—	—	—
Weighted average exercise price (€)	105.42	96.82	99.74	105.13
(1)    Valuation parameter derived from the Monte-Carlo simulation model.
For the awards with estimated allocation dates, the numbers of options expected to be allocated have been derived from a Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the number of options granted has ultimately been determined.
As of December 31, 2023, the share options allocated and expected to be allocated under our equity-settled share-based payment arrangements had a remaining weighted average expected life of 4.1 years (as of December 31, 2022: 4.0 years).
As of December 31, 2023, the liability related to the phantom option awards amounted to €3.6 million (€5.6 million as of December 31, 2022).
16.4    Chief Executive Officer Grant (Equity-Settled)
Description of Share-Based Payments
In September 2019, we granted Ugur Sahin an option to purchase 4,374,963 of our ordinary shares, subject to Sahin’s continuous employment with us. The options’ exercise price per share is the Euro translation of the public offering price from our initial public offering, €13.60 ($15.00), which is subject to the effective exercise price cap and the maximum cap mechanism. Under the exercise price cap the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. Under the maximum cap mechanism the maximum economic benefit receivable in respect of any exercised option is capped at $240.00 with the effective exercise price being capped at a Euro amount equivalent to $30.00.
The options vest annually in equal installments after four years commencing on the first anniversary of the initial public offering and have a waiting period of four years after the initial public offering. The vested option rights can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the target price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the shares outstanding immediately following the initial public offering (other than shares owned by us), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. Following the expiry of the waiting period, option rights may be exercised during the exercise windows as defined by our ESOP. The option rights can be exercised up to ten years after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.
Measurement of Fair Values
A Monte-Carlo simulation model has been used to measure the fair value at the grant date of the Chief Executive Officer Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above in the calculation of the award’s fair value at the grant date. The inputs used in the measurement of the fair value at the grant date of the Chief Executive Officer Grant were as follows:

Grant date October 9, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility	41.4%
Expected life (years)	5.4
Risk-free interest rate	1.5%
Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected term. The expected term was based on general option holder behavior for employee options.
Reconciliation of Outstanding Share-Options
On October 9, 2023, with the final installment vesting, all 4,374,963 options became exercisable under the rules of the ESOP and the ESOP agreement. During the year ended December 31, 2023, no options were exercised.
As of December 31, 2023, the share options outstanding had a remaining weighted average expected life of 1.1 years (as of December 31, 2022: 2.1 years).
16.5    Employee Stock Ownership Plan (Partly Equity-Settled, Partly Cash-Settled)
Description of Share-Based Payments
Based on an authorization of the general meeting on August 18, 2017, we established a share option program under which we granted selected employees options to receive our shares. The program is designed as an Employee Stock Ownership Plan, or ESOP. We offered participants a certain number of option rights by their explicit acceptance of an option rights agreement. The exercise of option rights in accordance with the agreement gives the participants the right to obtain shares against payment of the exercise price. With respect to the Management Board members serving at the time of allocation, the options are subject to the effective exercise price cap and maximum cap mechanisms. Under the exercise price cap, the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. Under the maximum cap mechanism, the maximum economic benefit receivable in respect of any exercised option, is capped at $240, with the effective exercise price being capped at a Euro amount equivalent to $30.00. Under the ESOP, the option rights (other than Özlem Türeci’s, and Ryan Richardson’s options) fully vest after four years and can be exercised if: (i) the waiting period of four years has elapsed; and (ii) at the time of exercise, the average closing price of the shares of the Company or the average closing price of the right or certificate to be converted into an amount per share on the previous ten trading days preceding the exercise of the option right exceeds the strike price by a minimum of 32%, with this percentage increasing by eight percentage points as of the fifth anniversary of the respective issue date and as of each subsequent anniversary date. Following the expiry of the waiting period, option rights may be exercised within a period of four weeks from the date of the Annual General Meeting or the publication of the annual financial statements, the semi-annual report or our most recent quarterly report or interim report (exercise windows).
The option rights can be exercised up to eight years after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.
By way of a shareholders’ resolution of the general meeting on August 19, 2019, the authorization to issue such option rights was amended such that, in order for the options to be exercisable, the average closing price of the Company’s shares or the average closing price of the right or certificate to be converted into an amount per share on the ten trading days immediately preceding the exercise must exceed the strike price by a minimum of 28%, with this percentage increasing by seven percentage points as of the fifth anniversary of the issue date and as of each subsequent anniversary date. Furthermore, in addition to the aforementioned requirements, the exercise is only possible if the share price (calculated by reference to the price of the ordinary share underlying the ADS) has performed similar to or better than the Nasdaq Biotechnology Index. The changes made do not affect option rights already issued.
Measurement of Fair Values
The fair value of the ESOP has been measured using a binomial model. Service conditions attached to the arrangement were not taken into account in measuring the fair value.
The share options can only be exercised by the grantee if the price of the share is equal or greater to the threshold amount as defined in the arrangement. Moreover, the option rights can only be exercised if the IPO has occurred. Both conditions have been incorporated into the fair value at the grant date.
The inputs used in the measurement of the fair values at the grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 and April 3, 2019	Grant dates between April 29 and May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price(1)	€10.14	€15.03	€15.39	€15.82
Expected volatility	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.8	6.0	6.0	5.5
Risk-free interest rate	0.1%	0.1%	0.1%	0.1%
(1)    With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.
Expected volatility has been based on an evaluation of the historical and the implied volatilities of comparable companies over the historical period commensurate with the expected term. The expected term has been based on general option holder behavior for employee options.
Reconciliation of Outstanding Share-Options (Equity-Settled)
Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted average exercise price (€)(1)
As of January 1, 2022	642,007	11,556,124	10.23
Modified(2)	(1,040)	(18,720)	10.14
Exercised(3)	(583,383)	(10,500,890)	10.14
As of December 31, 2022	57,584	1,036,514	11.10
As of January 1, 2023	57,584	1,036,514	11.10
Exercised(3)	(39,785)	(716,121)	11.04
As of December 31, 2023	17,799	320,393	11.24
thereof vested	17,799	320,393	11.24
thereof unvested	—	—	—
(1)    With respect to the Management Board members appointed as such at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.
(2)    Rights have been modified to cash-settled rights, all other terms remained unchanged.
(3)    The average closing price of an American Depositary Share of BioNTech on Nasdaq weighted over the various dates immediately preceding the settlement dates, converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same days was €96.49 and €160.44 for all settlements during the years ended December 31, 2023 and 2022, respectively.
In September 2022, the Supervisory Board determined the ESOP settlement by the delivery of treasury shares (in the form of ADSs) equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. The settlement was applied during the exercise windows in 2022 and 2023. The applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from and withheld upon the exercise amounted to €724.0 million and were paid in January 2023 in cash directly to the respective authorities. The settlement mechanism decision did not change the rights as such, neither did it change the classification as equity-settled option rights.
As of December 31, 2023, the share options outstanding under our equity-settled share-based payment arrangements had a remaining weighted average expected life of 0.8 years (as of December 31, 2022: 1.7 years).
Development of Share-Options (Cash-Settled)
Phantom options which were granted under the ESOP mainly during the year ended December 31, 2022 each give the participants the right to receive a cash payment equal to the difference between an exercise closing price (average closing price of an American Depositary Share of BioNTech on Nasdaq over the last ten trading days preceding the exercise date) and the exercise price. The majority of options have an exercise price of €10.14. During the years ended December 31, 2023, and 2022, 52,100 and 289,168 cash-settled phantom option rights were exercised and resulted in a cash outflow of €4.5 million and €42.2 million, respectively. The average closing prices (10-day averages) of an American Depositary Share of BioNTech on Nasdaq weighted over the various settlement dates converted from USD to Euro using the exchange rate published by the German Central Bank (Deutsche Bundesbank) on the same days was €96.25 and €155.39. As of December 31, 2023, 109,651 cash-settled option rights remained outstanding. As of December 31, 2023, the liability related to cash-settled share-based payment option rights amounted to €8.5 million (€14.5 million as of December 31, 2022), of which €8.3 million (€11.2 million as of December 31, 2022) related to rights already vested (partly subject to performance and waiting requirements). The liability is based on the fair value of the respective rights. The fair value is measured using a binomial model consistent with the grant date fair value measurement of the equity-based option rights described above, which is updated on every reporting date.